Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash and cash equivalents:
Cash	$ 2,455,007		$ 2,690,768
Short-term investments:
Bank time deposits	270,923		268,233
Wealth management products	43,706		212,195
Subtotal	314,629		480,428
Total cash, cash equivalents and short-term investments	2,769,636		$ 3,171,196
Interest income	88,745	$ 76,747
Interest income on Cash, Cash Equivalents and Short term Investments	$ 75,800	$ 62,200
Maximum maturity period of time deposits and wealth management products	1 year